Acquisitions and Divestiture (Tables)	12 Months Ended
Feb. 28, 2017
Business Combinations [Abstract]
Allocation of estimated fair value for significant assets acquired
The following table summarizes the allocation of the estimated fair value for the significant assets acquired:

(in millions)
Goodwill	$763.2
Trademarks	222.8
Other	14.0
Total estimated fair value	1,000.0
Less – cash acquired	(1.5)
Purchase price	$998.5

Net gain associated with the Canadian Divestiture
The following table summarizes the net gain recognized in connection with this divestiture for the year ended February 28, 2017:

(in millions)
Cash received from buyer	$585.2
Net assets sold	(175.4)
AOCI reclassification adjustments, primarily foreign currency translation	(122.5)
Direct costs to sell	(9.9)
Estimated working capital adjustments to be paid	(4.9)
Other	(10.1)
Gain on sale of business	$262.4
In total, for the year ended February 28, 2017, we recognized a net gain associated with the Canadian Divestiture as follows:

(in millions)
Gain on sale of business	$262.4
Impairment of trademarks	(8.4)
Other net costs	(12.0)
Net gain associated with the Canadian Divestiture and related activities	$242.0